Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2023
Prospectus Date	rr_ProspectusDate	Jul. 14, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A